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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2002


Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one):                  [_] is a restatement.
                                                  [_] adds new holdings entries.

Institutional Investment Manager:

Name:                                             United Fire & Casualty Company
Address:                                          118 Second Ave., S.E.
                                                  Cedar Rapids, IA 52407

Form 13F File Number:                             28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:


Name:                                             Dianne M. Lyons
Title:                                            Controller
Phone:                                            319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons              Cedar Rapids                  IA    03-18-03


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     83

Form 13F Information Table Value Total:             $  103,742 (in thousands)

List of Other Included Managers:                          NONE

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FORM 13F INFORMATION TABLE

                                  TITLE OF                 VALUE      SHARES/  SH/  PUT/  INVSTMNT  OTHER    ---VOTING AUTHORITY---
       NAME OF ISSUER              CLASS      CUSIP      (x $1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
===================================================================================================================================
Abbott Laboratories               Common    002824-10-0      6,000     150,000  SH        Sole               150,000
Alderwoods Group Inc.             Common    014383-10-3        182      38,421  SH        Sole                38,421
Alliant Energy                    Common    018802-10-8        136       8,225  SH        Defined              8,225
Alliant Energy Corporation        Common    018802-10-8      2,022     122,200  SH        Sole               122,200
ALLTEL Corporation                Common    020039-10-3        638      12,518  SH        Sole                12,518
American Express Co               Common    025816-10-9        289       8,175  SH        Defined              8,175
American Strategic Inc Port II    Common    030099-10-5        323      25,420  SH        Sole                25,420
Anheuser-Busch Companies Inc      Common    035229-10-3        194       4,000  SH        Sole                 4,000
Applied Materials Inc             Common    038222-10-5        199      15,300  SH        Defined             15,300
Automatic Data Processing         Common    053015-10-3        200       5,100  SH        Defined              5,100
BCE Inc.                          Common    05534B-10-9        292      16,200  SH        Sole                16,200
BRE Properties Inc                Common    05564E-10-6        562      18,000  SH        Sole                18,000
Bank of America Corporation       Common    060505-10-4      4,174      60,000  SH        Sole                60,000
Bank One Corporation              Common    06423A-10-3      1,599      43,740  SH        Sole                43,740
Bell South Corporation            Common    079860-10-2        414      16,000  SH        Sole                16,000
Bemis Company Inc                 Common    081437-10-5        432       8,700  SH        Sole                 8,700
Boeing Company                    Common    097023-10-5      1,155      35,000  SH        Sole                35,000
Burlington Northern Santa Fe      Common    12189T-10-4        420      16,158  SH        Sole                16,158
Burlington Resources Inc          Common    122014-10-3        297       6,972  SH        Sole                 6,972
CVS Corp. Delaware                Common    126650-10-0        176       7,050  SH        Defined              7,050
Cincinnati Financial Corp         Common    172062-10-1     10,908     290,500  SH        Sole               290,500
Citigroup Inc.                    Common    172967-10-1        208       5,916  SH        Defined              5,916
Cummins Inc.                      Common    231021-10-6        550      19,545  SH        Sole                19,545
Dean Foods Company                Common    242370-10-4      1,194      32,174  SH        Sole                32,174
Del Monte Foods Co.               Common    24522P-10-3        155      20,097  SH        Sole                20,097
Dow Chemical Company              Common    260543-10-3      1,782      60,000  SH        Sole                60,000
Duke Energy Corporation           Common    264399-10-6      1,563      80,000  SH        Sole                80,000
Emerson Electric Co.              Common    291011-10-4        320       6,300  SH        Sole                 6,300
Exxon Mobil Corp.                 Common    30231G-10-2        198       5,675  SH        Defined              5,675
Exxon Mobil Corporation           Common    30231G-10-2      1,398      40,000  SH        Sole                40,000
Fannie Mae                        Common    313586-10-9        216       3,350  SH        Defined              3,350
Federal Signal Corporation        Common    313855-10-8      1,454      74,864  SH        Sole                74,864
Fidelity National Information     Common    31620P-10-9        343      19,890  SH        Sole                19,890
First Data Corporation            Common    319963-10-4        220       6,200  SH        Defined              6,200
Ford Motor Company                Common    345370-86-0        279      30,000  SH        Sole                30,000
Arthur J Gallagher & Co.          Common    363576-10-9        303      10,321  SH        Sole                10,321
General Elec Co.                  Common    369604-10-3        181       7,450  SH        Defined              7,450
General Electric Company          Common    369604-10-3      5,114     210,000  SH        Sole               210,000
H J Heinz Company                 Common    423074-10-3      1,479      45,000  SH        Sole                45,000
Hewlett Packard Co.               Common    428236-10-3        249      14,349  SH        Defined             14,349
Home Depot Inc.                   Common    437076-10-2        163       6,800  SH        Defined              6,800
Honeywell International Inc.      Common    438516-10-6        248      10,318  SH        Defined             10,318
Honeywell International Inc.      Common    438516-10-6        600      25,000  SH        Sole                25,000
Intel Corporation                 Common    458140-10-0        166      10,650  SH        Defined             10,650
Intel Corporation                 Common    458140-10-0        156      10,000  SH        Sole                10,000
J P Morgan Chase & Co.            Common    46625h-10-0        164       6,850  SH        Defined              6,850
Johnson & Johnson                 Common    478160-10-4        317       5,900  SH        Defined              5,900
Johnson & Johnson                 Common    478160-10-4        537      10,000  SH        Sole                10,000
King Pharmaceutical               Common    495582-10-8        187      10,900  SH        Defined             10,900
Merrill Lynch & Co Inc.           Common    590188-10-8        223       5,875  SH        Defined              5,875
Motorola Inc.                     Common    620076-10-9        519      60,000  SH        Sole                60,000
Newell Rubbermaid Inc             Common    651229-10-6        478      15,766  SH        Sole                15,766
Nicor Inc.                        Common    654086-10-7        681      20,000  SH        Sole                20,000
Ohio Casualty Corporation         Common    677240-10-3        130      10,000  SH        Sole                10,000
Old Republic International Corp.  Common    680223-10-4      2,609      93,168  SH        Sole                93,168
Penford Corporation               Common    707051-10-8        282      20,000  SH        Sole                20,000
Penwest Pharmaceuticals Co.       Common    709754-10-5        318      30,000  SH        Sole                30,000
PepsiCo Inc.                      Common    713448-10-8        844      20,000  SH        Sole                20,000
Pfizer                            Common    717081-10-3        179       5,850  SH        Defined              5,850
Pioneer-Standard Electronics      Common    723877-10-6      2,566     279,571  SH        Sole               279,571
Procter & Gamble Company          Common    742718-10-9      2,406      28,000  SH        Sole                28,000
Progress Energy Inc.              Common    743263-10-5        829      19,131  SH        Sole                19,131
QCR Holdings Inc.                 Common    74727A-10-4        768      45,454  SH        Sole                45,454
SBC Communications Inc.           Common    78387g-10-3        216       7,950  SH        Defined              7,950
SBC Communications Inc.           Common    78387G-10-3      2,141      78,960  SH        Sole                78,960
SAFECO Corporation                Common    786429-10-0      1,614      46,550  SH        Sole                46,550
Safeway Inc.                      Common    786514-20-8        120       5,125  SH        Defined              5,125
St Paul Companies Inc.            Common    792860-10-8        741      21,774  SH        Sole                21,774
Schering Plough Corp.             Common    806605-10-1        147       6,600  SH        Defined              6,600
Shopko Stores Inc.                Common    824911-10-1        249      20,000  SH        Sole                20,000
Smucker J M Co.                   Common    832696-40-5         22         560  SH        Sole                   560
TXU Corporation                   Common    873168-10-8        560      30,000  SH        Sole                30,000
Texas Instruments                 Common    882508-10-4        206      13,750  SH        Defined             13,750
TPG NV                            Common    892339-10-2         66       4,034  SH        Sole                 4,034
US Bancorp                        Common    902973-30-4     17,919     844,416  SH        Sole               844,416
US Bancorp                        Common    902973-30-4        243      11,450  SH        Defined             11,450

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
Vectren Corporation               Common    92240G-10-1        613      26,658  SH        Sole                26,658
Verizon Communications Inc.       Common    92343V-10-4      1,420      36,648  SH        Sole                36,648
Wachovia Corporation              Common    929903-10-2      1,093      30,008  SH        Sole                30,008
Wells Fargo & Company             Common    949746-10-1      5,492     117,176  SH        Sole               117,176
Wintrust Financial Corporation    Common    97650W-10-8      7,220     230,523  SH        Sole               230,523
Wyeth Corp                        Common    983024-10-0        252       6,725  SH        Defined              6,725
Xcel Energy, Inc.                 Common    98389B-10-0        220      20,000  SH        Sole                20,000

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Report Summary                    83 Data Records        $ 103,742             0 other managers on whose behalf report is filed
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